RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 CAD ($) Share shares	Sep. 30, 2024 CAD ($) Share shares
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 4,193	$ 6,666
Capital expenditures related to joint operations	$ 5	$ 49
Exercise of top-up rights, net of issue costs (in shares) | shares	0	0
British American Tobacco, Plc
Disclosure of transactions between related parties [line items]
Advance from joint operator	$ 701	$ 3,169
CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 9	96
RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	1,327,676
PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	797,461
British American Tobacco, Plc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 2,965	3,708
Organigram Holdings Inc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 5,421	$ 9,623
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	0	62,000
Aggregate fair value stock options granted to key management personnel	$ 0	$ 123
Key management personnel | RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	404,905	2,175,879
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 1,538	$ 4,373
Key management personnel | PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	404,905	678,717
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 457	$ 543